STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIENCY (Parenthetical) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIENCY [Abstract]
Share issuance costs	$ 40